Document and Entity Information	0 Months Ended
Mar. 31, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Jun. 02, 2015
Document Effective Date	Jun. 02, 2015
Prospectus Date	Aug. 01, 2014
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Risk/Return:
Trading Symbol	BTSMX